EXHIBIT 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

May 31, 2016

LStar Capital Finance, Inc.

888 Seventh Avenue

New York, New York 10019

Relius Depositor, LLC

Hudson Americas L.P.

2711 North Haskell Avenue, Suite 1700

Dallas, Texas 75204

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Relius Depositor, LLC, LStar Capital Finance, Inc. and its affiliate, Hudson Americas L.P., (collectively, the “Company”) and Wells Fargo Securities, LLC, Citigroup Global Markets Inc. and J.P. Morgan Securities LLC (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of LSTAR Commercial Mortgage Trust 2016-4, Commercial Mortgage Pass-Through Certificates, Series 2016-4 (the “Transaction”).

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On May 31, 2016, representatives of the Company provided us with a computer-generated data file (the “Data File”) containing certain loan and property characteristics relating to a pool of 22 commercial mortgage loans secured by 26 mortgaged properties (collectively, the Mortgage Assets”) expected to be included in the Transaction.

Member of
Deloitte Touche Tohmatsu

2

From February 8, 2016 through May 31, 2016, representatives of the Company provided us with access to certain loan and property documentation (the “Source Documents” as listed in the attached Appendix) related to the Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in the attached Appendix) to the corresponding information set forth on or derived from the Source Documents and found them to be in agreement.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the comparisons or recomputations described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) the existence or ownership of the Mortgage Assets or (iv) the reasonableness of any of the aforementioned assumptions, information and methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events and circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

Appendix

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Mortgage Assets (as applicable):

The promissory note, consolidated, amended and restated promissory note, loan agreement, servicer billing statement (collectively, the “Note”);

The deed of trust, mortgage, security agreement (collectively, the “Mortgage”);

The guaranty agreement (the “Guaranty”);

The real estate property appraisal report (the “Appraisal”);

The property condition report (the “Engineering Report”);

The approval memo (the “Approval Memo”);

The ground lease (the “Ground Lease”);

The borrower rent roll, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);

The title policy or pro-forma title policy (collectively, the “Title Policy”);

The phase I environmental report (the “Phase I Report”);

The phase II environmental report (the “Phase II Report”);

The seismic report (the “Seismic Report”);

The property hazard and liability Insurance Certificate (the “Insurance Certificate”);

The electronic servicer data file (the “Servicer Data File”); and

The electronic property underwriting model (the “UW Model”).

The Note, Mortgage, Guaranty, Appraisal, Engineering Report, Approval Memo, Ground Lease, Rent Roll, Title Policy, Phase I Report, Phase II Report, Seismic Report, Insurance Certificate, Servicer Data File and UW Model are collectively referred to as the “Source Documents.”

	Characteristic from the Data File	Source Documents Used
1	Hudson ID	N/A - Identifier
2	Pool ID	N/A - Identifier
3	SERVICER ID#	N/A - Identifier
4	Name	N/A - Identifier
5	Collateral Type	Mortgage
6	Lien	Title Policy
7	Loan Type	Note
8	Gross Coupon	Note
9	Junior Loan Gross Coupon	Note
10	Current Balance	Refer to calculation procedures below
11	Original Balance	Note
12	Senior Loan Balance	Not applicable
13	Pari Passu Loan Balance	Note
14	Junior Loan Balance	Not applicable
15	Contributed Current Balance	Refer to calculation procedures below
16	Contributed Original Balance	N/A - Provided by Company
17	Current B-Participation Balance	Not applicable
18	Remaining Amortization	Refer to calculation procedures below
19	Original Amortization	Note
20	Remaining Term to Maturity	Refer to calculation procedures below
21	Original Term to Maturity	Refer to calculation procedures below
22	Loan Age	Refer to calculation procedures below
23	Contributed Current Monthly Debt Service	Refer to calculation procedures below
24	Total Current Monthly Debt Service	Note
25	Current Jr Loan Monthly Debt Service	Not applicable
26	Current Annual Debt Service	Refer to calculation procedures below
27	Current Annual Debt Service (Senior + Junior)	Refer to calculation procedures below
28	Contributed Balloon Balance	Refer to calculation procedures below
29	Total Balloon Balance	Refer to calculation procedures below
30	Current (Initial) Pmt Daycount Method, if Adjusted	Note
31	Payment Frequency	Note
32	Origination Date	Note
33	Maturity Date	Note
34	Next Payment Date	Note
35	Origination Year	Note
36	Number of Days Delinquent	N/A - Provided by Company
37	Days Delinquent Code	N/A - Provided by Company
38	Negative Amortization Loan (yes/no)	Note
39	Original Loan Balance per unit	Refer to calculation procedures below
40	Current Loan Balance per unit	Refer to calculation procedures below
41	% of Initial Portfolio Balance	Refer to calculation procedures below

	Characteristic from the Data File	Source Documents Used
42	Payment Due Day	Note
43	First Payment Date	Note
44	Last IO Payment Date	Note
45	First P&I Payment Date	Note
46	Default Int Base	Note
47	Default Int Margin	Note
48	Late Fee / Default Rate %	Note
49	Grace Period - Days	Note
50	Loan Purpose	Approval Memo
51	Lockbox	Note
52	Cash Management	Note
53	YM Months	Note
54	YM Type	Note
55	YM Cap/Floor %	Note
56	Original Prepayment String	Note
57	Current Prepayment String	Note
58	Original IO Period	Note
59	Remaining IO Period	Refer to calculation procedures below
60	IO Period Daycount	Note
61	IO Fee Daycount	Note
62	IO Period Coupon	Note
63	Cut-Off Date Tax Escrow Balance	Servicer Data File
64	Cut-Off Date Insurance Escrow Balance	Servicer Data File
65	Cut-Off Date Replacement / Holdback Reserve	Servicer Data File
66	Cut-Off Date FHA / PMI Reserves	Servicer Data File
67	Cut-Off Date Suspense / Partial DS Payments	Servicer Data File
68	Total Cut-Off Date Reserve Balance	Servicer Data File
69	Monthly Capex/FF&E Reserve	Servicer Data File
70	Monthly Engineering Reserve	Servicer Data File
71	Monthly Environment Reserve	Servicer Data File
72	Monthly TI/LC Reserve	Servicer Data File
73	Monthly RE Taxes Reserve	Servicer Data File
74	Monthly Insurance Reserve	Servicer Data File
75	Monthly Other Reserve	Servicer Data File
76	Originator Name	Note
77	Borrower Name	Note
78	Related Borrower	Note
79	Recourse (Y /N)	Note / Mortgage / Guaranty
80	To Borrower, Guarantor or Both	Note / Mortgage / Guaranty
81	Max. Recourse Obligation to Guarantors/Warm Body Borrower	Note / Mortgage / Guaranty
82	Bad Boy Carve-Outs	Note / Mortgage / Guaranty

	Characteristic from the Data File	Source Documents Used
83	# Borrowers	Note
84	Recourse to # Borrowers	Guaranty
85	Borrower Type (main borrower)	Note
86	Borrower If Entity, Entity Name	Note
87	# Guarantors	Note / Mortgage / Guaranty
88	Guarantor Type	Note / Mortgage / Guaranty
89	Guarantor If Entity, Entity Name	Note / Mortgage / Guaranty
90	Guarantor If Person, First Name	Note / Mortgage / Guaranty
91	Guarantor If Person, Last Name	Note / Mortgage / Guaranty
92	Property Type	Appraisal
93	Property SubType	Appraisal
94	Street	Appraisal
95	City	Appraisal
96	Street Address	Appraisal
97	State	Appraisal
98	ZIP (5-Digit)	Appraisal
99	Country	Appraisal
100	Year(s) Built / Renov	Appraisal
101	Year(s) Built	Appraisal
102	Year(s) Renovated	Appraisal
103	NRA	Appraisal / Rent Roll
104	# Units	Appraisal / Rent Roll
105	Number of Buildings	Appraisal
106	Single Tenant (Yes / No)	Appraisal / Rent Roll
107	Owner Occupied (Yes / No)	Appraisal / Rent Roll
108	PML % (Probable Max Loss)	Seismic Report / Engineering Report
109	Seismic Zone (From AEI)	Seismic Report
110	Earthquake Insurance Required (Yes / No)	Insurance Certificate
111	Insurance Policy Expiration Date	Insurance Certificate
112	Fire and Peril Coverage	Insurance Certificate
113	General Commercial Liability Coverage	Title Policy
114	Terrorism Insurance Required (Yes/No)	Insurance Certificate
115	Ownership Interest	Title Policy
116	Ground Lease (Yes / No)	Ground Lease
117	Annual Ground Lease Payment	Ground Lease
118	Ground Lease Expiration	Ground Lease
119	Latest Appraisal As-Is Value	Appraisal
120	Latest Appraisal As-Is As Of (Unformatted)	Appraisal
121	Latest Appraisal Stabilized Value (1)	Appraisal
122	Latest Appraisal Stabilized As Of (Unformatted)	Appraisal
123	Current LTV	Refer to calculation procedures below

	Characteristic from the Data File	Source Documents Used
124	Current Contributed LTV	Refer to calculation procedures below
125	Total Balloon LTV	Refer to calculation procedures below
126	Current Contributed Balloon LTV	Refer to calculation procedures below
127	Latest Appraisal Occupancy Assumption	Appraisal
128	Latest Appraisal Revenue Assumption	Appraisal
129	Latest Appraisal Expense Assumption	Appraisal
130	Latest Appraisal NOI Assumption	Appraisal
131	Latest Appraisal NCF Assumption	Appraisal
132	Latest Appraisal Cap Rate Assumption	Appraisal
133	Latest Appraisal Replacement Cost	Appraisal
134	Replacement Cost as of Date	Appraisal
135	Amount of Deferred Maintenance Per Appraisal	Appraisal
136	Deferred Maintenance Description Per Appraisal	Appraisal
137	Sec 8 Units Per Appraisal or Rent Roll	Appraisal / Rent Roll
138	% Sec 8	Appraisal
139	Sec 42 Per Appraisal	Appraisal
140	Stu Housing Per Appraisal	Appraisal
141	Latest Appraisal Firm	Appraisal
142	Latest Appraiser MAI?	Appraisal
143	Environmental Date	Phase I Report
144	Environmental Type	Phase I Report
145	Environmental RECs in Ph I?	Phase I Report
146	Phase II (Yes / No)	Phase II Report
147	Phase II Date	Phase II Report
148	PCR Date	Engineering Report
149	Seismic Report Date	Seismic Report
150	Tenant#1	Rent Roll / Appraisal
151	Tenant#1 % of prop	Rent Roll / Appraisal
152	Tenant#1 Exp. Date	Rent Roll / Appraisal
153	Tenant#2	Rent Roll / Appraisal
154	Tenant#2 % of prop	Rent Roll / Appraisal
155	Tenant#2 Exp. Date	Rent Roll / Appraisal
156	Tenant#3	Rent Roll / Appraisal
157	Tenant#3 % of prop	Rent Roll / Appraisal
158	Tenant#3 Exp. Date	Rent Roll / Appraisal
159	Tenant#4	Rent Roll / Appraisal
160	Tenant#4 % of prop	Rent Roll / Appraisal
161	Tenant#4 Exp. Date	Rent Roll / Appraisal
162	Tenant#5	Rent Roll / Appraisal
163	Tenant#5 % of prop	Rent Roll / Appraisal
164	Tenant#5 Exp. Date	Rent Roll / Appraisal

	Characteristic from the Data File	Source Documents Used
165	Tenant#6	Rent Roll / Appraisal
166	Tenant#6 % of prop	Rent Roll / Appraisal
167	Tenant#6 Exp. Date	Rent Roll / Appraisal
168	Tenant#7	Rent Roll / Appraisal
169	Tenant#7 % of prop	Rent Roll / Appraisal
170	Tenant#7 Exp. Date	Rent Roll / Appraisal
171	Tenant#8	Rent Roll / Appraisal
172	Tenant#8 % of prop	Rent Roll / Appraisal
173	Tenant#8 Exp. Date	Rent Roll / Appraisal
174	Tenant#9	Rent Roll / Appraisal
175	Tenant#9 % of prop	Rent Roll / Appraisal
176	Tenant#9 Exp. Date	Rent Roll / Appraisal
177	Tenant#10	Rent Roll / Appraisal
178	Tenant#10 % of prop	Rent Roll / Appraisal
179	Tenant#10 Exp. Date	Rent Roll / Appraisal
180	Latest Revenues	Rent Roll / UW Model
181	Latest Revenues As Of	Rent Roll / UW Model
182	Prev Revenues	Rent Roll / UW Model
183	Prev Rev As Of	Rent Roll / UW Model
184	UW Revenues	UW Model
185	UW Revenues As Of	UW Model
186	Latest Expenses	Rent Roll / UW Model
187	Latest Expenses As Of	Rent Roll / UW Model
188	Prev Expenses	Rent Roll / UW Model
189	Prev Expenses As Of	Rent Roll / UW Model
190	UW Expenses	UW Model
191	UW Expenses As Of	UW Model
192	Latest NOI	Rent Roll / UW Model
193	Latest NOI As Of	Rent Roll / UW Model
194	Prev NOI	Rent Roll / UW Model
195	Prev NOI As Of	Rent Roll / UW Model
196	UW NOI	UW Model
197	UW NOI As Of	UW Model
198	Latest Capex	Rent Roll / UW Model
199	Latest Capex As Of	Rent Roll / UW Model
200	Prev Capex	Rent Roll / UW Model
201	Prev Capex As Of	Rent Roll / UW Model
202	UW Capex	UW Model
203	UW Capex As Of	UW Model
204	Latest NCF	Rent Roll / UW Model
205	Latest NCF As Of	Rent Roll / UW Model

	Characteristic from the Data File	Source Documents Used
206	Prev NCF	Rent Roll / UW Model
207	Prev NCF As Of	Rent Roll / UW Model
208	UW NCF	UW Model
209	UW NCF As Of	UW Model
210	Latest Occupancy per Borrower	Rent Roll / Appraisal
211	Latest Occupancy per Borrower Date	Rent Roll / Appraisal
212	Prev Occupancy	Appraisal
213	Prev Occupancy As Of	Appraisal
214	UW Occupancy	UW Model
215	UW Occupancy As Of	UW Model
216	UW NOI DSCR	Refer to calculation procedures below
217	UW NOI ICR	Refer to calculation procedures below
218	Contributed UW NOI DSCR	Refer to calculation procedures below
219	Contributed UW NOI ICR	Refer to calculation procedures below
220	Latest NOI DSCR	Refer to calculation procedures below
221	Latest NOI ICR	Refer to calculation procedures below
222	Contributed Latest NOI DSCR	Refer to calculation procedures below
223	Contributed Latest NOI ICR	Refer to calculation procedures below
224	Sponsor Name	Note / Mortgage / Guaranty
225	UW NCF DSCR	Refer to calculation procedures below
226	UW NCF ICR	Refer to calculation procedures below
227	UW NOI DY	Refer to calculation procedures below
228	UW NCF DY	Refer to calculation procedures below
(1)	At the request of the Company, we were instructed to compare the “Latest Appraisal Stabilized Value” to the “As-Is” value set forth on the related Appraisal for those Mortgage Assets where an “As-Stabilized” value was not provided in the Appraisal.

Calculation Procedures

With respect to Characteristic 10, we recomputed the Current Balance by rolling the Original Balance (as set forth on the Note) forward to the Cut-off Date (assumed to be June 6, 2016 as instructed by representatives of the Company) using the First P&I Payment Date (as set forth on the Note), Gross Coupon (as set forth on the Note), Contributed Current Monthly Debt Service (as determined below) and the Current (Initial) Pmt Daycount Method, if Adjusted (as set forth on the Note).

With respect to Characteristic 15, we were instructed by representatives of the Company to set the Contributed Current Balance equal to the Current Balance (as determined above).

With respect to Characteristic 18, we recomputed the Remaining Amortization by subtracting the Loan Age (as determined below) from the Original Amortization (as set forth on the Note). For this procedure with respect to those Mortgage Assets with an interest only period (as determined from the Note), we first reduced the Loan Age as of the Cut-off Date by the Original IO period (as set forth on the Note) (but to an amount not less than zero) before subtracting it from the Original Amortization (as set forth on the Note).

With respect to Characteristic 20, we recomputed the Remaining Term to Maturity by subtracting the Loan Age (as determined below) from the Original Term to Maturity (as determined below).

With respect to Characteristic 21, we recomputed the Original Term to Maturity by determining the number of payment dates from and inclusive of the First Payment Date (as set forth on the Note) to and inclusive of the Maturity Date (as set forth on the Note).

With respect to Characteristic 22, we recomputed the Loan Age by determining the number of payment dates from and inclusive of the First Payment Date (as set forth on the Note) to and inclusive of the Cut-off Date (as provided by the Company).

With respect to Characteristic 23, we recomputed the Contributed Current Monthly Debt Service by taking the product of (a) the Total Current Monthly Debt Service (as set forth on the Note) and (b) the result of dividing (i) the Current Balance (as determined above) by (ii) the sum of (x) the Current Balance (as determined above) and (y) the Pari Passu Loan Balance (as set forth on the Note).

With respect to Characteristic 26, we recomputed the Current Annual Debt Service by multiplying the Contributed Current Monthly Debt Service (as determined above) by 12.

With respect to Characteristic 27, we recomputed the Current Annual Debt Service (Senior + Junior) by multiplying the Total Current Monthly Debt Service (as set forth on the Note) by 12.

With respect to Characteristic 28, we were instructed by representatives of the Company to set the Contributed Balloon Balance equal to the Total Balloon Balance (as determined below).

With respect to Characteristic 29, we recomputed the Total Balloon Balance by rolling the Current Balance (as determined above) forward to the Maturity Date (as set forth on the Note) using the First P&I Payment Date (as set forth on the Note), Gross Coupon (as set forth on the Note), Contributed Current Monthly Debt Service (as set forth on the Note) and the Current (Initial) Pmt Daycount Method, if Adjusted (as set forth on the Note).

With respect to Characteristic 39, we recomputed the Original Loan Balance per unit by dividing the (i) sum of the (a) Original Balance (as set forth on the Note) and (b) Pari Passu Loan Balance (as set forth on the Note) by the (ii) # Units (as set forth on the Appraisal / Rent Roll).

With respect to Characteristic 40, we recomputed the Current Loan Balance per unit dividing the (i) sum of the (a) Current Balance (as determined above) and (b) Pari Passu Loan Balance (as set forth on the Note) by the (ii) # Units (as set forth on the Appraisal / Rent Roll).

With respect to Characteristic 41, we recomputed the % of Initial Portfolio Balance by dividing the Contributed Current Balance (as determined above) by the Cut-off Date aggregate initial pool balance.

With respect to Characteristic 59, we recomputed the Remaining IO Period (not less than zero) by subtracting the Loan Age (as determined above) from the Original IO period (as set forth on the Note).

With respect to Characteristic 123, we recomputed the Current LTV by dividing the (i) sum of the (a) Current Balance (as determined above) and (b) Pari Passu Loan Balance (as set forth on the Note) by the (ii) Latest Appraisal As-Is Value (as set forth on the Appraisal).

With respect to Characteristic 124, we recomputed the Current Contributed LTV by dividing the (i) sum of the (a) Contributed Current Balance (as determined above) and (b) Pari Passu Loan Balance (as set forth on the Note) by the (ii) Latest Appraisal As-Is Value (as set forth on the Appraisal).

With respect to Characteristic 125, we recomputed the Total Balloon LTV by taking the product of (a) the result of dividing (i) the Total Balloon Balance (as determined above) by (ii) the Latest Appraisal As-Is Value (as set forth on the Appraisal) and (b) the result of dividing (i) the sum of (x) the Current Balance (as determined above) and (y) the Pari Passu Loan Balance (as set forth on the Note) by (ii) the Current Balance (as determined above).

With respect to Characteristic 126, we recomputed the Current Contributed Balloon LTV by taking the product of (a) the result of dividing (i) the Contributed Balloon Balance (as determined above) by (ii) the Latest Appraisal As-Is Value (as set forth on the Appraisal) and (b) the result of dividing (i) the sum of (x) the Current Balance (as determined above) and (y) the Pari Passu Loan Balance (as set forth on the Note) by (ii) the Current Balance (as determined above).

With respect to Characteristic 216, we recomputed the UW NOI DSCR by dividing the UW NOI (as set forth on the UW Model) by the product of (i) the Total Current Monthly Debt Service (as set forth on the Note) and (ii) 12.

With respect to Characteristic 217, we recomputed the UW NOI ICR by dividing the UW NOI (as set forth on the UW Model) by the Annual Debt Interest Amount (determined by taking the product of (a) the sum of (i) the Current Balance (as determined above) and (ii) the Pari Passu Loan Balance (as set forth on the Note), (b) the Gross Coupon (as set forth on the Note) and (c) for those Mortgage Assets with an Actual / 360 interest accrual basis, a fraction equal to 365/360).

With respect to Characteristic 218, we recomputed the Contributed UW NOI DSCR by dividing the UW NOI (as set forth on the UW Model) by the product of (i) the Total Current Monthly Debt Service (as set forth on the Note) and (ii) 12.

With respect to Characteristic 219, we recomputed the Contributed UW NOI ICR by dividing the UW NOI (as set forth on the UW Model) by the Annual Contributed Interest Amount (determined by taking the product of (a) the sum of (i) the Contributed Current Balance (as determined above) and (ii) the Pari Passu Loan Balance (as set forth on the Note), (b) the Gross Coupon (as set forth on the Note) and (c) for those Mortgage Assets with an Actual / 360 interest accrual basis, a fraction equal to 365/360).

With respect to Characteristic 220, we recomputed the Latest NOI DSCR by dividing the Latest NOI (as set forth on the Rent Roll / UW Model) by the product of (i) the Total Current Monthly Debt Service (as set forth on the Note) and (ii) 12.

With respect to Characteristic 221, we recomputed the Latest NOI ICR by dividing the Latest NOI (as set forth on the Rent Roll / UW Model) by the Annual Debt Interest Amount (as determined above).

With respect to Characteristic 222, we recomputed the Contributed Latest NOI DSCR by dividing the Latest NOI (as set forth on the Rent Roll / UW Model) by the product of (i) the Total Current Monthly Debt Service (as set forth on the Note) and (ii) 12.

With respect to Characteristic 223, we recomputed the Contributed Latest NOI ICR by dividing the Latest NOI (as set forth on the Rent Roll / UW Model) by the Annual Contributed Interest Amount (as determined above).

With respect to Characteristic 225, we recomputed the UW NCF DSCR by dividing the UW NCF (as set forth on the UW Model) by the product of (i) the Total Current Monthly Debt Service (as set forth on the Note) and (ii) 12.

With respect to Characteristic 226, we recomputed the UW NCF ICR by dividing the UW NCF (as set forth on the UW Model) by the Annual Debt Interest Amount (as determined above).

With respect to Characteristic 227, we recomputed the UW NOI DY by dividing (a) the UW NOI (as set forth on the UW Model) by (b) the sum of (i) the Current Balance (as determined above) and (ii) the Pari Passu Loan Balance (as set forth on the Note).

With respect to Characteristic 228, we recomputed the UW NCF DY by dividing (a) the UW NCF (as set forth on the UW Model) by (b) the sum of (i) the Current Balance (as determined above) and (ii) the Pari Passu Loan Balance (as set forth on the Note).